GMO Emerging Country Debt Series Fund
GMO Emerging Country Debt Series Fund

As of the Effective Date, the sections appearing on page 60 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Emerging Country Debt Series Fund are replaced with the following:

Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Emerging Country Debt Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]	Class PS Fees paid directly from your investment	Class PS Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.75%	none	0.75%	none	0.75%	none	0.75%
Redemption fee (as a percentage of amount redeemed)	none	0.75%	none	0.75%	none	0.75%	none	0.75%
[1]	These amounts are paid to and retained by GMO Emerging Country Debt Fund ("ECDF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Emerging Country Debt Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	[2]	0.85%	0.70%	0.60%	0.75%
Expense reimbursement	[2],[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	[2]	0.84%	0.69%	0.59%	0.64%
[1]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and ECDF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Country Debt Series Fund - USD ($)	1 Year	3 Years
Class R4	238	427
Class R5	223	381
Class R6	213	349
Class PS	218	386

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Country Debt Series Fund - USD ($)	1 Year	3 Years
Class R4	160	343
Class R5	145	296
Class R6	135	265
Class PS	140	302